Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Accrued Liabilities

5. Accrued Liabilities

At December 31, 2020 and December 31, 2019, accrued liabilities consisted of the following:

	2020	2019
Accrued wages and benefits	$60,988	$77,368
Accrued expenses relating to vendors and others	92,843	48,562
Interest	62,317	31,530
Other	19,631	3,436
	$235,779	$160,896